Financial Assets Measured at Amortized Cost - Schedule of Breakdown by Maturity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit cards [Member] | Not Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 6,081,296	R$ 3,697,348
Total, Percentage	89.34%	90.50%
Credit cards [Member] | Not Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 2,867,453	R$ 1,934,967
Total, Percentage	42.20%	47.36%
Credit cards [Member] | Not Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 983,722	R$ 223,611
Total, Percentage	14.48%	5.47%
Credit cards [Member] | Not Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 614,390	R$ 242,119
Total, Percentage	9.04%	5.93%
Credit cards [Member] | Not Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 412,042	R$ 518,644
Total, Percentage	6.06%	12.69%
Credit cards [Member] | Not Overdue [Member] | From 181 to 365 days Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 1,055,994	R$ 718,442
Total, Percentage	15.54%	17.58%
Credit cards [Member] | Not Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 147,695	R$ 59,564
Total, Percentage	2.18%	1.61%
Credit cards [Member] | Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 713,155	R$ 388,319
Total, Percentage	10.50%	9.50%
Total overdue and not overdue	R$ 6,794,451	R$ 4,085,666
Total overdue and not overdue, Percentage	99.84%	100.00%
Credit cards [Member] | Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 444,968	R$ 118,057
Total, Percentage	6.55%	2.89%
Credit cards [Member] | Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 122,001	R$ 60,586
Total, Percentage	1.80%	1.48%
Credit cards [Member] | Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 41,352	R$ 46,975
Total, Percentage	0.61%	1.15%
Credit cards [Member] | Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 63,888	R$ 81,908
Total, Percentage	0.94%	2.00%
Credit cards [Member] | Overdue [Member] | From 181 to 365 days Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 40,212	R$ 80,793
Total, Percentage	0.59%	1.98%
Credit cards [Member] | Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 734
Total, Percentage	0.01%
Loans to consumers [member] | Not Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 12,870,381	R$ 5,808,471
Total, Percentage	79.28%	89.56%
Loans to consumers [member] | Not Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 551,681	R$ 19,322
Total, Percentage	3.40%	0.30%
Loans to consumers [member] | Not Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 440,395	R$ 49,459
Total, Percentage	2.71%	0.76%
Loans to consumers [member] | Not Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 383,779	R$ 51,518
Total, Percentage	2.36%	0.79%
Loans to consumers [member] | Not Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 374,275	R$ 194,920
Total, Percentage	2.31%	3.01%
Loans to consumers [member] | Not Overdue [Member] | From 181 to 365 days Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 1,946,765	R$ 454,071
Total, Percentage	11.99%	7.00%
Loans to consumers [member] | Not Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 4,265,978	R$ 2,343,388
Total, Percentage	26.28%	40.34%
Loans to consumers [member] | Not Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 2,522,961	R$ 1,385,914
Total, Percentage	15.54%	23.86%
Loans to consumers [member] | Not Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 2,384,546	R$ 1,309,880
Total, Percentage	14.69%	22.55%
Loans to consumers [member] | Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 3,363,958	R$ 677,201
Total, Percentage	20.72%	10.44%
Total overdue and not overdue	R$ 16,234,339	R$ 6,485,671
Total overdue and not overdue, Percentage	100.00%	100.00%
Loans to consumers [member] | Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 876,975	R$ 228,256
Total, Percentage	5.40%	3.52%
Loans to consumers [member] | Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 467,730	R$ 107,266
Total, Percentage	2.88%	1.65%
Loans to consumers [member] | Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 398,751	R$ 66,226
Total, Percentage	2.46%	1.02%
Loans to consumers [member] | Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 772,301	R$ 187,965
Total, Percentage	4.76%	2.90%
Loans to consumers [member] | Overdue [Member] | From 181 to 365 days Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 842,991	R$ 87,487
Total, Percentage	5.19%	1.35%
Loans to consumers [member] | Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 5,211
Total, Percentage	0.03%	0.00%
Loans to consumers [member] | Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total
Total, Percentage	0.00%	0.00%
Loans to consumers [member] | Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total
Total, Percentage	0.00%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 963,866
Total, Percentage	92.73%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 17,981
Total, Percentage	1.73%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 81,571
Total, Percentage	7.85%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 61,678
Total, Percentage	5.93%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 57,798
Total, Percentage	5.56%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member] | From 181 to 365 days Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 336,243
Total, Percentage	32.35%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 324,638
Total, Percentage	31.23%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 83,956
Total, Percentage	8.08%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 17,981
Total, Percentage	1.73%	0.00%
Prepayment of receivables [Member] | Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 75,586
Total, Percentage	7.27%	0.00%
Total overdue and not overdue	R$ 1,039,452
Total overdue and not overdue, Percentage	100.00%
Prepayment of receivables [Member] | Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 66,043
Total, Percentage	6.35%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 8,711
Total, Percentage	0.84%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 601
Total, Percentage	0.06%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 218
Total, Percentage	0.02%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | From 181 to 365 days Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 13
Total, Percentage	0.00%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total
Total, Percentage	0.00%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total
Total, Percentage	0.00%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total
Total, Percentage	0.00%	0.00%